Expenses by nature - Schedule of Expenses by Nature (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Research and development expense	$ 39,533	$ 25,950	$ 78,705	$ 61,325
Sales and marketing expense	15,221	4,004	29,132	6,632
General and administrative expense	19,367	14,995	36,949	20,877
External costs
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Research and development expense	21,983	16,161	46,289	42,300
Sales and marketing expense	5,726	2,105	11,016	3,845
General and administrative expense	5,872	2,316	10,605	4,556
Employee expense
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Research and development expense	17,550	9,789	32,416	19,025
Sales and marketing expense	9,495	1,899	18,116	2,787
General and administrative expense	$ 13,495	$ 12,679	$ 26,344	$ 16,321